Summary of Significant Accounting Policies and Basis of Presentation, Debt Issuance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Issuance Costs [Abstract]
Debt issuance costs	$ 627	$ 363	$ 19